Deferred income tax assets and liabilities and income tax expense - Schedule of major componets of tax expense income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax	$ (241,657)	$ (426,288)	$ (16,393)
Deferred income tax	(43,951)	312,982	(132,011)
Income tax (expense)	(285,608)	(113,306)	(148,404)
Deferred income tax charged to other comprehensive income	(13)	3,570	(2,298)
Total income tax (expense)	$ (285,621)	$ (109,736)	$ (150,702)